N-4	Aug. 14, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2024
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective on August 19, 2024, the following underlying mutual fund is added as an investment option under the contract. •Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class FAccordingly, Appendix A: More Information About the Investment Portfolios is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Investment Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Investment Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor NY | CalvertVariableTrustIncCVTNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	54.02%
Average Annual Total Returns, 5 Years [Percent]	21.80%
Average Annual Total Returns, 10 Years [Percent]	17.01%
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective on August 19, 2024, the following underlying mutual fund is added as an investment option under the contract. •Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class FAccordingly, Appendix A: More Information About the Investment Portfolios is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Investment Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Investment Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Select NY | CalvertVariableTrustIncCVTNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F)
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	54.02%
Average Annual Total Returns, 5 Years [Percent]	21.80%
Average Annual Total Returns, 10 Years [Percent]	17.01%